Subsequent Events - Amending agreements with suppliers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [line items]
Suppliers payment terms	8 years
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Amount due to suppliers		$ 250,498,559